Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	Mar. 19, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 29, 2015	Jan. 27, 2015	Feb. 13, 2015	Feb. 24, 2015	Mar. 05, 2015	Mar. 06, 2015	Apr. 07, 2015	Oct. 23, 2014
Subsequent Event [Line Items]
Cash paid for vessel acquisitions		$ 130,436	$ 37,182	$ 81,848
New term bank loan		158,533
Amount drawn down		686,206	572,080
Common stock - dividend declared	$ 0.06
Dividends per share declared - payment date	May 28, 2015
Dividends per share declared - record date	May 21, 2015
Preferred Class B Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid					$ 0.50
Preferred stock dividend rate percentage		8.00%
Preferred Class C Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid					$ 0.55469
Preferred stock dividend rate percentage		8.875%
Two LR1 tankers under construction
Subsequent Event [Line Items]
Cash paid for vessel acquisitions						9,384
LR1 product carrier
Subsequent Event [Line Items]
New term bank loan							35,190
Expected delivery		Q3 2016
LR1 product carrier
Subsequent Event [Line Items]
New term bank loan								35,190
Expected delivery		Q3 2016
LNG Carrier
Subsequent Event [Line Items]
Cash paid for vessel acquisitions									20,960
Amount drawn down									20,960			31,235
Shuttle tanker
Subsequent Event [Line Items]
Cash paid for vessel acquisitions										9,800
Aframax crude carrier
Subsequent Event [Line Items]
Cash paid for vessel acquisitions											5,122
Amount drawn down											$ 5,122